Cover Page	Dec. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity Registrant Name	ASPEN TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41400
Entity Tax Identification Number	87-3100817
Entity Address, Address Line One	20 Crosby Drive,
Entity Address, City or Town	Bedford,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	221-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	AZPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001897982
Amendment Flag	false